Lease (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Dec. 31, 2019 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2020	$ 207,587
2021	224,688
2022	92,701
Total lease payments	524,976
Less: imputed interest	(46,061)
Present value of lease liabilities	$ 478,915